Parent Company Only condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets

		As of December 31,
	Note	2017	2018
		$	$
ASSETS
Current assets
Cash and cash equivalents		2	-
Prepaid expenses and other current assets		164	10,076
Amount due from related parties	(b)	68,643	6,893

Total current assets		68,809	16,969

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(13,197)	(32,236)

Total non-current assets		(13,197)	(32,236)

Total assets		55,612	(15,267)

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Accrued expenses and other payables		2,810	6,911
Short-term bank and other borrowings		5,000	-

Total current liabilities		7,810	6,911

Total liabilities		7,810	6,911

Shareholders' equity
Additional paid-in capital		120,642	124,062
Accumulated deficit		(72,333)	(144,097)
Accumulated other comprehensive loss		(507)	(2,143)

Total shareholders' equity (deficit)		47,802	(22,178)

Total liabilities and shareholders' equity (deficit)		55,612	(15,267)

Schedule of condensed statements of operations

	For the years ended December 31,
	2016	2017	2018
	$	$	$
Operating Expenses
General and administrative expenses	(383)	(856)	(15,018)

Operating loss	(383)	(856)	(15,018)

Interest expense	-	(68)	-
Share of profits (losses) of subsidiaries and Consolidated VIEs	383	(18,601)	(56,981)

Loss before income taxes	-	(19,525)	(71,999)
Income tax expense	-	-	-

Net loss	-	(19,525)	(71,999)

Schedule of condensed statements of comprehensive loss

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Net profit (loss)	3,228	(12,569)	(71,999)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,477)	2,119	(1,709)
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	1,751	(10,450)	(73,708)
Comprehensive income (loss) attributable to the Company's ordinary shareholders	1,751	(10,450)	(73,708)

Schedule of condensed cash flow statement

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Net cash generated from operating activities	5	4,118	-
Net cash used in investing activities	-	(17,117)	(10,048)
Net cash generated from (used in) financing activities	-	12,986	-

Net increase (decrease) in cash and cash equivalent and restricted cash	5	(13)	(10,048)
Cash and cash equivalent and restricted cash at beginning of the year	10	15	10,048

Cash and cash equivalent and restricted cash at end of the year	15	2	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	15	2	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	15	2	-

Schedule of related party balances
	As of December 31,
	2017	2018
	$	$

Amount due from (to) related parties
- Borqs HK	68,643	(1,018)
- Borqs Beijing	-	7,911